Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating loss carryforwards	$ 54,000,000
Operating loss carryforwards expire year	2028
Accruals for income tax accounting uncertainties
Interest or penalties
Unrecognized tax benefits decrease or increase during period
Deferred tax assets percentage	21.00%
Valuation allowance deferred tax assets	$ 5,500,000
Federal [Member]
Research and development credit carryforwards	$ 2,800,000
Research and development credit carryforwards expire year	2029
State [Member]
Research and development credit carryforwards	$ 2,300,000